CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

Note 4 – Concentration

Customer

The Company had three customers that individually represented 10% or more of total sales, which accounted for 11.0%, 12.6% and 68.2% for the three months ended March 31, 2025. For the three months ended March 31, 2024, there were 3 customers sales were over 10% and accounted for 54.6%, 20.1%, 15.5%.

Accounts Receivables

As of March 31, 2025, the account receivable from one customer accounted for 93.9% of the total Company’s accounts receivable. As of December 31, 2024, accounts receivable from one customer accounted for 95.4% of the total Company’s accounts receivable balance.

NOTE 17 - CONCENTRATIONS

Customers:

5 customers sales were over 10% and accounted for 31.1%, 16.0%, 14.6%, 14.0%, and 12.7% for the year ended December 31, 2024. Sales to 2 customers who accounted for 43% and 21% of revenue for the year ended December 31, 2023. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

Purchasing from 1supplier accounted for 37.7% of the Company’s purchases for the year ended December 31, 2024. No suppliers accounted for 10% or more of the Company’s revenues in 2023.

Accounts receivable:

Accounts receivable from one customer accounted for 95.4% of the total Company’s accounts receivable balance as of December 31, 2024. There was no accounts receivable balance as of December 31, 2023.

Concentration of credit risk

The Company primarily maintains cash in accounts with state-owned banks within the PRC. Cash in state-owned banks less than $68,513 (RMB500,000) is covered by insurance. Should any institution holding the Company’s cash become insolvent, or if the Company is unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in these bank accounts. Cash denominated in RMB with a U.S. dollar equivalent of $125,225 and $317,947 as of December 31, 2024 and 2023, respectively, was held in accounts at financial institutions located in the PRC‚ which is not freely convertible into foreign currencies.